Loans (Details) - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Financial assets
Loans	$ 719,678	$ 714,770	$ 714,297
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	1.00%
Securitised loans	$ 9,029	7,737	8,901
Assets pledged for covered bond programs	39,348	38,832	37,548
Gross amount
Financial assets
Loans	$ 724,868	718,378	717,934
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	1.00%
Provision for ECL on loans
Financial assets
Loans	$ 5,190	3,608	3,637
Loans, percentage movement from prior period	44.00%
Loans, percentage movement from same period of prior year	43.00%
Australia | Gross amount
Financial assets
Loans	$ 620,839	622,808	622,051
Australia | Housing | Gross amount
Financial assets
Loans	$ 445,663	449,201	447,164
Loans, percentage movement from prior period	(1.00%)
Australia | Personal | Gross amount
Financial assets
Loans	$ 19,854	21,247	22,463
Loans, percentage movement from prior period	(7.00%)
Loans, percentage movement from same period of prior year	(12.00%)
Australia | Business | Gross amount
Financial assets
Loans	$ 155,322	152,360	152,424
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	2.00%
New Zealand | Gross amount
Financial assets
Loans	$ 85,668	78,725	79,344
Loans, percentage movement from prior period	9.00%
Loans, percentage movement from same period of prior year	8.00%
New Zealand | Housing | Gross amount
Financial assets
Loans	$ 52,037	47,731	47,499
Loans, percentage movement from prior period	9.00%
Loans, percentage movement from same period of prior year	10.00%
New Zealand | Personal | Gross amount
Financial assets
Loans	$ 1,610	1,709	1,855
Loans, percentage movement from prior period	(6.00%)
Loans, percentage movement from same period of prior year	(13.00%)
New Zealand | Business | Gross amount
Financial assets
Loans	$ 32,021	29,285	29,990
Loans, percentage movement from prior period	9.00%
Loans, percentage movement from same period of prior year	7.00%
Other overseas | Gross amount
Financial assets
Loans	$ 18,361	$ 16,845	$ 16,539
Loans, percentage movement from prior period	9.00%
Loans, percentage movement from same period of prior year	11.00%